Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	nventories consist of the following:

	December 31,	December 31,
	2025	2024
Raw materials	418	348
Work-in-process	1,846	1,684
Finished products	872	762
Total	3,136	2,794